Tactical International Portfolio
Tactical International Portfolio
Investment Goal
This Fund seeks long-term capital appreciation with an emphasis on managing volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tactical International Portfolio Class P
Management Fee		0.55%
Other Expenses	[1]	0.05%
Total Annual Fund Operating Expenses		0.60%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Tactical International Portfolio Class P
1 year	61
3 years	192

Expense Example, No Redemption (USD $)	Tactical International Portfolio Class P
1 year	61
3 years	192

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. This Fund is new and does not yet have a turnover rate.
Principal Investment Strategies
This Fund is designed to be an underlying fund for use by the Portfolio Optimization Portfolios, to help manage their volatility. This Fund seeks to achieve its investment goal by using a tactical long/short investment strategy to increase or decrease exposure to the foreign equity markets (as represented by securities that comprise or are expected to correlate with the MSCI EAFE Index). To establish long and short foreign equity exposures for the Fund, the sub-adviser actively buys and sells derivatives (futures and swaps) that are expected to correlate with the MSCI EAFE Index (the "Foreign Index Derivatives"). The Foreign Index Derivatives are used as a substitute for investing in the securities that comprise or are expected to correlate with the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) is a market capitalization-based index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Because futures and swaps may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the Fund may be able to leverage its equity exposure. The Fund's exposure to the MSCI EAFE Index may be up to approximately 100% short or up to approximately 100% long as a percentage of the Fund's net assets. The Fund's investment in Foreign Index Derivatives will be used to increase or decrease the Fund's overall foreign equity exposure, and therefore, to manage its volatility. Volatility is a measurement of the frequency and level of changes in the value of a financial instrument or index over a period of time without regard to the direction of those changes. Volatility may result from rapid or dramatic price swings and is not a measure of investment performance.

Under normal conditions, the sub-adviser typically targets a predetermined equity volatility level for the Fund's returns over time. The sub-adviser monitors the forecasted volatility of various foreign equity markets and adjusts the Fund's net foreign equity exposure in response to increases or decreases in the forecasted volatility level of foreign equity markets. In more volatile market environments, the sub-adviser may decrease the Fund’s foreign equity exposure, and may obtain short exposure to foreign equity markets. When forecasted market volatility is low, the sub-adviser may increase the Fund’s foreign equity exposure with the intention of participating in any foreign equity market gains. The sub-adviser relies on measures of the implied volatility of various foreign equity markets to determine whether to increase or reduce the Fund’s foreign equity exposure. The sub-adviser decreases the Fund’s foreign equity exposure by holding fewer long Foreign Index Derivatives or through Foreign Index Derivatives that are expected to provide short exposure to the MSCI EAFE Index, which would benefit the Fund if there is a decrease in the price of the securities underlying the Foreign Index Derivatives. The sub-adviser increases the Fund’s foreign equity exposure by investing more of its assets in long Foreign Index Derivatives.

The remainder of the Fund’s assets will be invested in fixed income securities which serve as collateral for the derivatives positions. The sub-adviser manages the fixed income collateral portion of the portfolio with a view towards enhancing capital appreciation, subject to maintaining the duration of this portion of the portfolio to between zero and three years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a Fund’s duration, the more sensitive it is to interest rate risk. The shorter a Fund’s duration, the less sensitive it is to interest rate risk. The fixed income instruments in which the Fund may invest will be comprised of securities of U.S. and foreign issuers, including mortgage-backed securities, U.S. Treasuries, and corporate bonds and notes, that are primarily rated investment grade by a nationally recognized statistical ratings organization, or, if unrated, determined by the sub-adviser to be of comparable quality. Under normal market conditions, the Fund will maintain an average credit quality of investment grade for the fixed income portion of the portfolio. With respect to the fixed income portion of the portfolio, the Fund may invest up to 20% of its assets in securities denominated in foreign currencies, including up to 15% of its assets in securities of issuers based in countries with developing or emerging market economies. The Fund may invest beyond these limits in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its assets. The sub-adviser may sell a fixed income holding when it fails to perform as expected or when other opportunities appear more attractive.
Principal Risks
As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: There is no guarantee that a Manager's principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund's investment goal, which could have an adverse impact on such Fund's performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Debt Securities Risk: The values of debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase a Fund's volatility. Derivatives may experience large, sudden or unpredictable changes in value or liquidity and may be difficult to sell or unwind. Derivatives are also subject to leverage risk and the risk of a counterparty being unable to perform its contractual obligations. The Fund may lose more money using derivatives than it would have lost if it had invested directly in the security or index on which the derivative is based. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose a Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact a Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of a Fund. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities, as applicable. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment and call risk, where borrowers or issuers, respectively, may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Short Exposure Risk: When a Fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose a Fund to leverage risk.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Volatility Management Risk: There can be no guarantee that the sub-adviser will be successful in managing volatility or that the measurements of implied volatility used by the sub-adviser will correctly forecast the future volatility of foreign equity markets as represented by the MSCI EAFE Index. As such, the Fund may not realize the anticipated benefits from the volatility management strategies. The Fund may also forgo gains or incur losses as a result of the implementation of this strategy in extremely low or extremely high volatility markets. The Fund’s use of derivatives, which are subject to leverage risk, may result in sudden or greater losses in value and thus, the Fund may incur losses that are greater than if the Fund did not employ a volatility strategy. Further, the Foreign Index Derivatives may have lower than expected correlation to the MSCI EAFE Index.

Performance
The Fund does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund.